Right-of-use Asset and Lease Liability - Schedule of Components of Lease Expense (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease expense	$ 150,564	$ 136,943	$ 579,770	$ 533,035